RELATED PARTY TRANSACTIONS (Schedule of Intercompany Payables) (Details) - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Intercompany payables	$ 537	$ 6,559
OSG Bulk Ships, Inc (OBS) [Member]
Intercompany payables		965
OSG Ship Management, Inc. [Member]
Intercompany payables		$ 5,594
OSG Financial Corp. [Member]
Intercompany payables	$ 537